STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Shares [Member]	Share Amount [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance Beginning (in shares) at Dec. 31, 2012		34,787,501
Balance Beginning at Dec. 31, 2012	$ 1,208,781		$ 1,209,836	$ 2,991	$ (4,046)
Issuance of common shares (in shares)		93,715,736
Issuance of common shares	2,658,552		2,658,552	0	0
Capital contributions from Linn Energy, LLC	33,256		0	33,256	0
Dividends to shareholders	(100,348)		0	0	(100,348)
Net loss	(912,447)		0	0	(912,447)
Balance Ending (in shares) at Dec. 31, 2013		128,503,237
Balance Ending at Dec. 31, 2013	2,887,794		3,868,388	36,247	(1,016,841)
Issuance of common shares (in shares)		40,938
Issuance of common shares	(65)		(65)	0	0
Capital contributions from Linn Energy, LLC	3,047		0	3,047	0
Dividends to shareholders	(372,765)		0	0	(372,765)
Net loss	(1,219,460)		0	0	(1,219,460)
Balance Ending (in shares) at Dec. 31, 2014		128,544,175
Balance Ending at Dec. 31, 2014	1,298,551		3,868,323	39,294	(2,609,066)
Capital contributions from Linn Energy, LLC	3,429		0	3,429	0
Dividends to shareholders	(120,548)		0	0	(120,548)
Net loss	(1,174,426)		0	0	(1,174,426)
Balance Ending (in shares) at Dec. 31, 2015		128,544,175
Balance Ending at Dec. 31, 2015	$ 7,006		$ 3,868,323	$ 42,723	$ (3,904,040)